Warrants Liability (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Warrants Outstanding and Exercisable

The following table outlines the number of warrants outstanding and exercisable as of December 31, 2018 and 2017, respectively:

	December 31, 2018	December 31, 2017
	Number of	Number of
Warrants	Warrants	Warrants	Exercise	Expiration
Outstanding	Outstanding	Outstanding	Price	Date
Series A	-	525,621	$7.73	05/27/2018
Series B	-	-	$7.09	03/15/2016
Total	-	525,621

Schedule of Changes in the Fair Value of Derivative Warrant Liabilities

Changes in the fair value of the derivative warrant liabilities for the years ended December 31, 2017 and 2016 are as follows:

	Series A	Series B
	Warrants	Warrants	Total
Balance at January 1, 2016	$156,531	$999,855	$1,156,386
Exercise of warrants and resulting reclassification to equity at fair value	-	(1,118,492)	(1,118,492)
Adjustment resulting from the change in the fair value for the reporting period	(152,812)	118,637	(34,175)

Balance at December 31, 2016	$3,720	$-	$3,720
Adjustment resulting from the change in the fair value for the reporting period	(3,720)	-	(3,720)

Balance at December 31, 2017	$-	$-	$-